Finance expense (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Cost [Abstract]
Interest on bank indebtedness (note 10)	CAD 6,931	CAD 9,335
Accretion of decomissioning liability (note 11)	951	915
Total finance expense	CAD 7,882	CAD 10,250